Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 135.85	$ 157.36	$ 106.59
Grant date fair value per share	$ 22.74	$ 29.46	$ 21.58
Number of options granted	505,775	422,750	410,800
Expected term (years)	4 years	4 years	4 years 9 months 18 days
Risk free rate of return	1.09%	1.57%	1.59%
Volatility	21.10%	22.20%	22.60%
Dividend yield	0.80%	0.60%	0.80%
Forfeiture rate